Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

February 3, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:     Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Boston Common ESG Impact International Fund (S000030907)
Boston Common ESG Impact U.S. Equity Fund (S000030908)
Boston Common ESG Impact Emerging Markets Fund (S000070633)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Boston Common ESG Impact International Fund, Boston Common ESG Impact U.S. Equity Fund and Boston Common ESG Impact Emerging Markets Fund (the "Funds"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated January 31, 2023, and filed electronically as Post-Effective Amendment No. 849 to the Funds’ Registration Statement on Form N-1A on January 27, 2023.

If you have any questions concerning this filing, please contact the undersigned at carl.gee@usbank.com or (414) 516-1716.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President & Secretary of the Trust